CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 101,196	$ 181,080
Restricted cash	1,581	2,873
Accounts receivable, net of allowance for doubtful accounts of $2,320 and $4,219 as of December 31, 2010 and 2011, respectively	152,663	101,943
Prepaid expenses and other current assets	18,994	7,821
Amounts due from related parties	1,591	2,534
Deferred tax assets, current	2,467	1,125
Total current assets	278,492	297,376
Long term investments	9,351	401
Property and equipment, net	55,791	17,900
Intangible assets, net	4,688	5,618
Goodwill	24,597	19,371
Other non-current assets	1,895	1,902
Deferred tax assets, non-current		463
Land use rights, net	3,242
Total assets	378,056	343,031
Current liabilities:
Accounts payable	15,924	12,916
Deferred revenue	8,387	5,716
Accrued expenses and other current liabilities	31,372	24,094
Income tax payable	3,102	1,652
Amounts due to related parties	94	981
Share-based compensation liability		62
Short term borrowings	15,094	37,275
Deferred consideration in connection with business acquisitions, current	3,488	3,133
Contingent consideration payable in connection with business acquisitions, current	2,398	450
Convertible notes, current		29,415
Total current liabilities	79,859	115,694
Deferred consideration in connection with business acquisitions, non-current		510
Contingent consideration payable in connection with business acquisitions, non-current	1,678	148
Deferred tax liabilities, non-current	1,158	1,249
Other liabilities, non-current	602
Total liabilities	83,297	117,601
Commitments (Note 27)
iSoftStone Holdings Limited shareholders' equity:
Ordinary shares ($0.0001 par value, 1,000,000,000 and 1,000,000,000 shares authorized as of December 31, 2010 and 2011, respectively; 523,953,829 and 557,682,406 shares issued and outstanding as of December 31, 2010 and 2011, respectively)	56	52
Treasury shares	(773)	(1,243)
Shares to be issued	1,262	1,571
Additional paid-in capital	282,134	241,213
Statutory reserves	9,664	5,703
Accumulated other comprehensive income	15,719	6,914
Accumulated deficit	(14,902)	(29,786)
Total iSoftStone Holdings Limited shareholders' equity	293,160	224,424
Noncontrolling interest	1,599	1,006
Total equity	294,759	225,430
Total liabilities and equity	$ 378,056	$ 343,031